Financial Assets at Fair Value through Other Comprehensive Income Noncurrent - Summary of Financial Assets at Fair Value through Other Comprehensive Income Noncurrent (Detail)
$ in Millions, $ in Millions
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Disclosure of financial assets [Line Items]
Financial assets at fair value through other comprehensive income	$ 7,154	$ 239	$ 6,933
Domestic listed stocks [Member]
Disclosure of financial assets [Line Items]
Financial assets at fair value through other comprehensive income	2,454		2,900
Domestic non-listed stocks [Member]
Disclosure of financial assets [Line Items]
Financial assets at fair value through other comprehensive income	4,566		3,901
Foreign non-listed stocks [Member]
Disclosure of financial assets [Line Items]
Financial assets at fair value through other comprehensive income	$ 134		$ 132